Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of convertible debt
	December 31,
	2019	2018
Convertible debt	$-	$3,075,000
Remaining unamortized debt discount and debt issue costs	-	(1,030,887
Convertible debt, net of debt discount and debt issue costs	$-	$2,044,113